Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment, net
Property, Plant and Equipment, Transferred to Assets Held for Sale	$ 12,508	$ 12,501
Total property, plant and equipment	746,897	602,579
Less: Accumulated depreciation	128,732	76,754
Property, plant and equipment, net	618,165	525,825
Land
Property, plant and equipment, net
Total property, plant and equipment	12,068	7,494
Building and improvements
Property, plant and equipment, net
Total property, plant and equipment	469,328	390,070
Furniture and fixtures
Property, plant and equipment, net
Total property, plant and equipment	189,561	124,051
Information technology
Property, plant and equipment, net
Total property, plant and equipment	5,149	4,406
Construction in progress
Property, plant and equipment, net
Total property, plant and equipment	$ 83,299	$ 89,059